Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 231,361	$ 211,652	$ 190,524
Asia
Revenue	120,660	125,618	112,019
Europe
Revenue	86,633	47,308	54,006
North America
Revenue	17,862	20,307	13,364
Australia
Revenue	$ 6,206	$ 18,419	$ 11,135